Note 11 - Other Accrued Liabilities - Conditional Advances (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018
2019
2020
2021
2022 and thereafter	1,039
Total	€ 1,039	€ 267